Financial risk management activities - Reconciliation of deferred compensation asset (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Compensation Asset [Roll Forward]
Opening balance	$ 48	$ 48
Unwinding of the asset	2	4
Changes in estimates - fair value adjustments	13	3
Part repayment - Mponeng	(18)	(6)
Consideration for Mansala and ABC	34	0
Translation	0	(1)
Closing balance	$ 79	$ 48